INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Tax liability	R$ 644.0
Tax penalty	375.0
Tax penalty recognized as financial income	269.0
Tax credit related to tax losses	991.5	R$ 867.0	R$ 669.0
Tax loses carried forward in relation to credit	3,788.7	R$ 3,310.1	R$ 2,521.0
Tax credit	R$ 5,289.5